PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premises and Equipment
Total cost basis	$ 21,670	$ 21,148
Less - accumulated depreciation	11,460	10,515
Net book value	10,210	10,633
Depreciation charged to operating expenses	1,231	1,092	1,067
Land
Premises and Equipment
Total cost basis	1,781	2,062
Buildings and improvements
Premises and Equipment
Total cost basis	12,911	13,151
Furniture, fixtures, and equipment
Premises and Equipment
Total cost basis	6,833	5,916
Construction in progress
Premises and Equipment
Total cost basis	$ 145	$ 19